Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	$ 499,808	$ 484,211	$ 464,083
Assets measured on a nonrecurring basis [Abstract]
Level 1 securities available for sale		3,800
Reconciliation assets measured at fair value on a recurring basis using unobservable inputs (Level 3) [Roll Forward]
Balance, beginning of year	5,834	6,707
Total gains or losses (realized/unrealized) [Abstract]
Included in earnings	0	0
Included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	2,946	(873)
Transfers in and/or out of Level 3	0	0
Balance as of end of year	8,780	5,834
U.S. Treasuries [Member]
Assets measured on a nonrecurring basis [Abstract]
Level 1 securities available for sale	36,000
Recurring Basis [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	499,808	484,211	464,083
Recurring Basis [Member] | Level 1: Quoted Prices in Active Markets For Identical Assets [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	36,504	36,492	502
Recurring Basis [Member] | Level 2: Significant Other Observable Inputs [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	454,524	441,885	452,582
Recurring Basis [Member] | Level 3: Significant Unobservable Inputs [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	8,780	5,834	10,999
Non-Recurring Basis [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	20,862	24,105	11,848
Other real estate owned measured at fair value	2,198	3,357	2,482
Non-Recurring Basis [Member] | Level 1: Quoted Prices in Active Markets For Identical Assets [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	0	0	0
Other real estate owned measured at fair value	0	0	0
Non-Recurring Basis [Member] | Level 2: Significant Other Observable Inputs [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	5,244	4,558	2,660
Other real estate owned measured at fair value	1,847	3,357	1,943
Non-Recurring Basis [Member] | Level 3: Significant Unobservable Inputs [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	15,618	19,547	9,188
Other real estate owned measured at fair value	$ 351	$ 0	$ 539